Finance debt - Summary of current and non-current borrowings (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Current finance debt	$ 5,557	$ 9,359
Non-current finance debt	55,619	63,305
Total	61,176	72,664
Borrowings
Disclosure of detailed information about borrowings [line items]
Current finance debt	5,557	9,359
Non-current finance debt	55,619	63,305
Total	$ 61,176	$ 72,664